Other Receivables/Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Other Receivables/Payables	4. Other Receivables/Payables Other receivables/payables pertain to VAT (value added taxes) receivables/payables of Lithium Harvest. The standard VAT rate in Denmark is 25%.	4. Other Receivables/Payables Other receivables/payables pertain to VAT (value added taxes) receivables/payables of Lithium Harvest. The standard VAT rate in Denmark is 25%.